Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2025
Segments and Geographical Information [Abstract]
Schedule of Information About the Operating Segments	Information about the operating segments for the six months ended June 30, 2025 and 2024 is as follows:
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2025:

Revenues from external customers	$6,168	$19,734	$868	$(217)	$26,553

Cost of revenues, net of allowance	$4,907	$14,688	$663	$(217)	$20,041

Allowance for slow inventory	$-	$293	$-	$-	$293

Gross profit	$1,261	$4,753	$205	$-	$6,219

Allocated operating expenses	$1,760	$2,106	$141	$-	$4,007

Unallocated operating expenses	-	-	-	-	$401

Operating Income (loss)	$(499)	$2,647	$64	$-	$1,811

Financial income	-	-	-	-	$424

Income before taxes on income	-	-	-	-	$2,235

Tax on income	-	-	-	-	$121

Net Income	-	-	-	-	$2,114
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2024:

Revenues from external customers	$6,662	$12,687	$401	$(16)	$19,734

Cost of revenues, net of allowance	$5,042	$9,599	$251	$(16)	$14,876

Allowance for slow-moving inventory	$-	$100	$-	$-	$100

Gross profit	$1,620	$2,988	$150	$-	$4,758

Allocated operating expenses	$1,103	$1,683	$122	$-	$2,908

Unallocated operating expenses	-	-	-	-	$345

Operating Income (loss)	$517	$1,305	$28	$-	$1,505

Financial expenses	-	-	-	-	$(262)

Net Income before tax	-	-	-	-	$1,243

Tax on income	-	-	-	-	$1

Net Income	-	-	-	-	$1,242

Schedule of Total Revenues	The following presents total revenues for the six months ended June 30, 2025 and 2024 based on the location of customers:
	June 30,
	2025	2024
	Unaudited

Israel	$23,746	$18,041
Far East	-	54
India	696	796
Europe	919	463
United States	1,192	377
Others	-	3

	$26,553	$19,734